Buildings and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Original Cost	$ 1,129.9
Accumulated Depreciation	660.0
Net Book Value	469.9	494.5
Land Improvements
Property, Plant and Equipment [Line Items]
Original Cost	31.8
Accumulated Depreciation	0.6
Net Book Value	31.2
Buildings
Property, Plant and Equipment [Line Items]
Original Cost	258.0
Accumulated Depreciation	133.9
Net Book Value	124.1
Equipment
Property, Plant and Equipment [Line Items]
Original Cost	437.1
Accumulated Depreciation	268.1
Net Book Value	169.0
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Original Cost	320.5
Accumulated Depreciation	210.1
Net Book Value	110.4
Buildings Leased under Capital Leases
Property, Plant and Equipment [Line Items]
Original Cost	82.5
Accumulated Depreciation	47.3
Net Book Value	$ 35.2